Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of Lease Obligations

Lease obligations at June 30, 2019 and December 31, 2018 consisted of the following:

	June 30, 2019	December 31, 2018

Lease obligations	$3,221,785	$3,790,147
Less current portion	(1,662,476)	(1,562,651)
Long-term portion	$1,559,309	$2,227,496

Lease obligations at December 31, 2018 and 2017 consisted of the following:

	2018	2017

Lease obligations	$3,790,147	$1,593,291
Less current portion	(1,562,651)	(555,090)
Long-term portion	$2,227,496	$1,038,201

Schedule of Outstanding Lease Obligations

A rollforward of lease obligations from December 31, 2018 to June 30, 2019 is below:

Lease obligations, December 31, 2018	$3,790,147
New lease obligations	510,136
Disposal of leased vehicles	(352,899)
Payments on lease obligations	(725,599)
Lease obligations, June 30, 2019	$3,221,785

A rollforward of lease obligations from December 31, 2016 to December 31, 2018 is below:

Lease obligations, December 31, 2016	$-
New lease obligations	2,116,068
Payments on lease obligations	(522,777)
Lease obligations, December 31, 2017	$1,593,291
New lease obligations	3,700,674
Disposal of leased vehicles	(134,709)
Payments on lease obligations	(1,369,109)
Lease obligations, December 31, 2018	$3,790,147

Schedule of Future Payments Under Lease Obligations

Future payments under lease obligations are as follows:

Years ending December 31,
2019	$1,747,166
2020	1,637,780
2021	699,206
Total payments	4,084,152
Amount representing interest	(294,005)
Lease obligation, net	$3,790,147